SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Summary of financial information by segment
Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Notes
External revenues	$18	$1,794	$898	$1,144	$8,678	$686	$58	$13,276
Inter-segment revenues	362	9	3	—	126	—	(11)	489	i
Segmented revenues	380	1,803	901	1,144	8,804	686	47	13,765
FFO from equity accounted investments	—	218	8	193	201	2	3	625	ii
Interest expense	—	(544)	(218)	(133)	(84)	(14)	(80)	(1,073)	iii
Current income taxes	—	(1)	(9)	(47)	(52)	(9)	(18)	(136)	iv
Funds from operations	241	206	66	86	282	14	(105)	790	v
Common equity	334	17,116	4,549	2,592	4,204	2,601	(7,015)	24,381
Equity accounted investments	—	19,309	517	7,363	2,301	434	101	30,025
Additions to non-current assets[1]	—	2,951	3,214	1,514	679	33	24	8,415

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill

AS AT DEC. 31, 2017 AND FOR THE THREE MONTHS ENDED JUN. 30, 2017 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Notes
External revenues	$63	$1,748	$654	$1,037	$5,370	$499	$73	$9,444
Inter-segment revenues	290	9	—	5	83	—	—	387	i
Segmented revenues	353	1,757	654	1,042	5,453	499	73	9,831
FFO from equity accounted investments	—	243	4	225	39	(12)	(8)	491	ii
Interest expense	—	(453)	(157)	(117)	(60)	(20)	(63)	(870)	iii
Current income taxes	—	(51)	5	(40)	(21)	(3)	22	(88)	iv
Funds from operations	231	661	65	84	62	(30)	(47)	1,026	v
Common equity	312	16,725	4,944	2,834	4,215	2,915	(7,893)	24,052
Equity accounted investments	—	19,596	509	8,793	2,385	346	365	31,994
Additions to non-current assets[1]	—	1,052	77	6,953	3,528	18	2	11,630

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill

FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Notes
External revenues	$81	$3,670	$1,837	$2,257	$16,793	$1,145	$124	$25,907
Inter-segment revenues	798	18	6	3	231	—	(24)	1,032	i
Segmented revenues	879	3,688	1,843	2,260	17,024	1,145	100	26,939
FFO from equity accounted investments	—	446	20	432	341	7	—	1,246	ii
Interest expense	—	(1,074)	(447)	(255)	(151)	(31)	(158)	(2,116)	iii
Current income taxes	—	(7)	(16)	(219)	(80)	(13)	(28)	(363)	iv
Funds from operations	604	645	166	427	336	(19)	(199)	1,960	v
Additions to non-current assets[1]	—	6,024	3,484	1,756	803	109	179	12,355

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill

FOR THE SIX MONTHS ENDED JUN. 30, 2017 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Notes
External revenues	$100	$3,435	$1,297	$1,785	$7,768	$938	$122	$15,445
Inter-segment revenues	543	17	—	5	161	—	—	726	i
Segmented revenues	643	3,452	1,297	1,790	7,929	938	122	16,171
FFO from equity accounted investments	—	461	5	414	75	(11)	4	948	ii
Interest expense	—	(922)	(322)	(216)	(90)	(42)	(125)	(1,717)	iii
Current income taxes	—	(54)	(12)	(52)	(16)	(5)	34	(105)	iv
Funds from operations	397	986	132	167	164	(38)	(108)	1,700	v
Additions to non-current assets[1]	—	4,709	144	7,273	3,617	41	28	15,812

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill

Summary of reconciliation of FFO from equity accounted investments
The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2018	2017	2018	2017
Consolidated equity accounted income	$342	$250	$630	$585
Non-FFO items from equity accounted investments[1]	283	241	616	363
FFO from equity accounted investments	$625	$491	$1,246	$948

1.
Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments

Schedule of components of income tax expense
The following table reconciles consolidated income taxes to current income taxes by segment:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2018	2017	2018	2017
Current tax expense	$(136)	$(88)	$(363)	$(105)
Deferred income tax expense	(203)	(31)	(129)	(139)
Income tax expense	$(339)	$(119)	$(492)	$(244)

Summary of reconciliation of FFO to net income
The following table reconciles net income to total FFO:

		Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Note	2018	2017	2018	2017
Net income		$1,664	$958	$3,519	$1,476
Realized disposition gains in fair value changes or equity	vi	95	499	515	651
Non-controlling interests in FFO		(1,294)	(1,103)	(2,756)	(2,032)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		283	241	616	363
Fair value changes		(833)	(213)	(1,405)	(9)
Depreciation and amortization		672	613	1,342	1,112
Deferred income taxes		203	31	129	139
Total FFO		$790	$1,026	$1,960	$1,700

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2018	2017	2018	2017
United States	$2,130	$2,041	$4,094	$4,020
Canada	1,596	1,091	3,264	2,248
United Kingdom	6,008	3,491	11,397	4,185
Other Europe	536	102	994	219
Australia	1,069	1,099	2,129	2,018
Brazil	944	808	2,127	1,086
Colombia	346	235	614	479
Other	647	577	1,288	1,190
	$13,276	$9,444	$25,907	$15,445

The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2018 AND DEC. 31, 2017 (MILLIONS)	2018	2017
United States	$87,212	$84,860
Canada	21,777	21,897
United Kingdom	22,225	20,005
Other Europe	8,130	3,979
Australia	14,120	14,501
Brazil	20,491	23,931
Colombia	9,024	7,362
Other	16,189	16,185
	$199,168	$192,720